UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1 – June 30, 2007

Item 1 – Schedule of Investments.

Schedule of Investments (Unaudited)

CornerCap Balanced Fund

June 30, 2007

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (64.8%)
Aerospace & Defense (1.7%)
Goodrich Corp.	5,350	$318,646

Auto Components (1.9%)
Johnson Controls, Inc.	2,950	341,522

Auto Manufacturers (1.4%)
Nissan Motor Co., Ltd. (ADR)	12,300	263,712

Beverages (1.3%)
Anheuser-Busch Cos, Inc.	4,500	234,720

Biotechnology (1.2%)
Amgen, Inc. *	4,000	221,160

Chemicals (3.1%)
FMC Corp.	3,100	277,109
PPG Industries, Inc.	3,900	296,829
		573,938
Commercial Banks (5.9%)
Bank of America Corp.	4,164	203,578
Comerica, Inc.	3,700	220,039
US Bancorp	6,350	209,232
Wachovia Corp.	4,500	230,625
Washington Mutual, Inc.	5,150	219,596
		1,083,070

Commercial Services & Supplies (3.1%)
Convergys Corp. *	10,900	264,216
R.R. Donnelley & Sons Co.	6,850	298,044
		562,260
Computers (1.4%)
Western Digital Corp. *	12,900	249,615

Consumer Finance (1.2%)
Countrywide Financial Corp.	6,098	221,662

Cosmetics & Personal Care (1.4%)
The Estee Lauder Cos, Inc. - Class A	5,800	263,958

Diversified Financial Services (2.7%)
Allied Capital Corp.	8,600	266,256
Bear Stearns & Co., Inc.	1,600	224,000
		490,256
Electric Utilities (1.5%)
FirstEnergy Corp.	4,300	278,339

Electronic Equipment & Instruments (2.7%)
Arrow Electronics, Inc. *	6,100	234,423
Diebold, Inc.	5,100	266,220
		500,643
Forest Products & Paper (1.5%)
International Paper Co.	7,100	277,255

Health Care Providers & Services (3.9%)
Cigna Corp.	4,800	250,656
Lincare Holdings, Inc. *	6,300	251,055
UnitedHealth Group, Inc.	4,150	212,231
		713,942

Insurance (5.6%)
Everest Re Group Ltd.	2,550	277,032
PartnerRe Ltd.	3,500	271,250
The PMI Group, Inc.	5,300	236,751
The Travelers Companies, Inc.	4,550	243,425
		1,028,458
Machinery (3.4%)
Eaton Corp.	3,100	288,300
Joy Global, Inc.	5,900	344,147
		632,447
Media (1.2%)
Gannett Co., Inc.	3,950	217,053

Metals & Mining (1.8%)
Alcoa, Inc.	8,050	326,267

Miscellaneous Manufacturers (1.5%)
General Electric Co.	7,100	271,788

Oil & Gas (3.0%)
Marathon Oil Corp.	4,300	257,828
National Oilwell Varco, Inc. *	2,800	291,872
		549,700
Pharmaceuticals (2.8%)
Pfizer, Inc.	9,050	231,408
Wyeth	5,000	286,700
		518,108
Retailers - Other (1.2%)
Home Depot, Inc.	5,800	228,230

Semiconductors & Equipment (2.6%)
Intel Corp.	11,200	266,112
LSI Corp. *	27,650	207,651
		473,763
Telecommunications (2.9%)
AT&T, Inc.	7,000	290,500
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	250,074
		540,574
Textiles & Apparel (1.6%)
VF Corp.	3,300	302,214

Transportation (1.3%)
Norfolk Southern Corp.	4,700	247,079

TOTAL COMMON STOCKS (COST $8,992,566)		11,930,379

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (18.3%)
Banks - Money Center (1.6%)
GCB Wells Fargo	3.125%	04/01/2009	150,000	144,570
Norwest Financial	6.250%	12/15/2007	150,000	150,321
				294,891
Banks - Super Regional (1.7%)
Citigroup, Inc.	7.250%	10/01/2010	165,000	173,666
Citigroup, Inc.	5.000%	09/15/2014	150,000	142,689
				316,355
Chemicals (0.5%)
E.I. du Pont de Nemours & Co.	4.125%	04/30/2010	100,000	96,650

Diversified Financial Services (3.5%)
Allstate Life Global Funding Trusts	4.250%	02/26/2010	100,000	97,150
Caterpillar Financial Services	3.800%	02/08/2008	150,000	148,540
Lehman Brothers Holdings, Inc.	6.625%	01/18/2012	150,000	155,587
Toyota Motor Credit Corp.	5.450%	05/18/2011	150,000	151,029
Wells Fargo Financial	5.500%	08/01/2012	100,000	100,153
				652,459
Finance (0.8%)
General Electric Capital Notes	5.450%	01/15/2013	140,000	138,540

Health Care Products (0.8%)
Johnson & Johnson	3.800%	05/15/2013	150,000	138,694

Household Products (0.6%)
Pepsico, Inc.	5.700%	11/01/2008	100,000	100,620

Investment Services (3.3%)
Berkshire Hathaway, Inc.	4.625%	10/15/2013	100,000	94,937
Credit Suisse USA	5.375%	03/02/2016	250,000	243,036
Goldman Sachs Group, Inc.	5.125%	01/15/2015	170,000	161,541
Morgan Stanley	5.050%	01/21/2011	100,000	97,933
				597,447
Pharmaceuticals (0.9%)
Eli Lilly & Co.	6.000%	03/15/2012	160,000	164,405

Retailers - Other (2.4%)
Home Depot, Inc.	4.625%	08/15/2010	100,000	97,099
Quicksilver, Inc.	4.950%	08/15/2014	200,000	192,693
Wal-Mart Stores, Inc.	6.875%	08/10/2009	150,000	154,690
				444,482
Securities Broker (0.8%)
Merrill Lynch & Co, Inc.	6.375%	10/15/2008	150,000	151,645

Telecom - Other (0.8%)
BellSouth Corp.	6.000%	10/15/2011	150,000	151,898

Wireless Communications (0.6%)
Verizon VA, Inc.	4.625%	03/15/2013	125,000	117,203

TOTAL CORPORATE BONDS (COST $3,431,170)				3,365,289

GOVERNMENT BONDS & NOTES (11.6%)
US Treasury (11.6%)
US Treasury Inflation Indexed Bond	1.875%	07/15/2015	159,356	150,591
US Treasury Note	6.125%	08/15/2007	100,000	100,133
US Treasury Note	3.000%	02/15/2008	150,000	148,137
US Treasury Note	3.375%	12/15/2008	100,000	97,797
US Treasury Note	4.875%	05/15/2009	100,000	99,953
US Treasury Note	5.500%	05/15/2009	200,000	202,125
US Treasury Note	5.750%	08/15/2010	150,000	153,680
US Treasury Note	5.000%	02/15/2011	100,000	100,453
US Treasury Note	5.000%	08/15/2011	190,000	190,831
US Treasury Note	4.875%	02/15/2012	280,000	279,650
US Treasury Note	4.250%	08/15/2013	150,000	144,832
US Treasury Note	4.000%	02/15/2014	155,000	146,729
US Treasury Note	4.000%	02/15/2015	170,000	159,189
US Treasury Note	5.125%	05/15/2016	150,000	150,844

TOTAL GOVERNMENT BONDS & NOTES (COST $2,148,296)				2,124,944

US GOVERNMENT AGENCY SECURITIES (5.9%)
Federal Farm Credit Bank (FFCB) (0.8%)
FFCB	4.875%	09/24/2014	150,000	145,438

Federal Home Loan Bank (FHLB) (1.6%)
FHLB	3.500%	11/15/2007	150,000	148,976
FHLB	5.250%	06/12/2009	150,000	150,142
				299,118
Federal Home Loan Mortgage Corp (FHLMC) (0.8%)
FHLMC	4.500%	01/15/2015	150,000	141,841

Federal National Mortgage Association (FNMA) (2.7%)
FNMA	4.000%	09/02/2008	100,000	98,569
FNMA	7.125%	06/15/2010	150,000	157,805
FNMA	5.000%	03/15/2016	250,000	242,459
				498,833

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $1,104,258)				1,085,230

TOTAL INVESTMENTS (100.6%) (COST $15,676,290)				18,505,842

TOTAL LIABILITIES LESS OTHER ASSETS (-0.6%)				(106,492)

TOTAL NET ASSETS (100.0%)				$18,399,350

*  Non Income Producing Security

ADR- American Depository Receipt

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	3,081,163
Gross depreciation (excess of tax cost over value)	(251,611)
Net unrealized appreciation/(depreciation)	2,829,552
Cost of investments for income tax purposes	15,676,290

Schedule of Investments (Unaudited)

CornerCap Small Cap Value Fund

June 30, 2007

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (97.8%)
Aerospace & Defense (4.9%)
Curtiss-Wright Corp.	11,100	$517,371
Esterline Technologies Corp. *	11,750	567,642
		1,085,013
Auto Components (5.0%)
American Axle & Manufacturing Holdings, Inc.	19,200	568,704
ArvinMeritor, Inc.	24,650	547,230
		1,115,934
Building Products (5.3%)
Apogee Enterprises, Inc.	24,900	692,718
Crane Co.	10,525	478,361
		1,171,079
Chemicals (2.7%)
Olin Corp.	28,700	602,700

Commercial Banks (6.1%)
FirstMerit Corp.	23,400	489,762
Washington Federal, Inc.	17,794	432,572
Webster Financial Corp.	10,000	426,700
		1,349,034
Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	17,500	451,675

Communications Equipment (2.9%)
Plantronics, Inc.	24,000	629,280

Discount Retail (1.9%)
Fred’s, Inc.	31,850	426,153

Distribution/Wholesale (1.8%)
Building Materials Holding Corp.	28,450	403,706

Electronic Equipment & Instruments (9.2%)
CTS Corp.	42,900	543,114
Mettler-Toledo International, Inc. *	5,200	496,652
Orbotech Ltd. *	21,300	475,416
Technitrol, Inc.	17,900	513,193
		2,028,375
Electronics (2.2%)
Kemet Corp.*	67,900	478,695

Food (4.7%)
Gruma SAB de CV (ADR)	37,200	493,644
Sanderson Farms, Inc.	12,000	540,240
		1,033,884
Hotels, Restaurants & Leisure (2.0%)
Ruby Tuesday, Inc.	16,400	431,812

Household Durables (2.5%)
Helen of Troy Ltd. *	20,850	562,950

Household Products/Wares (2.0%)
The Scotts Miracle-Gro Co. - Class A	10,100	433,694

Industrial Conglomerates (2.0%)
Standex International Corp.	15,600	443,664

Insurance (6.6%)
HCC Insurance Holdings, Inc.	15,337	512,409
Reinsurance Group of America, Inc.	8,000	481,920
SeaBright Insurance Holdings, Inc. *	26,400	461,472
		1,455,801
Investment Companies (2.2%)
MCG Capital Corp.	29,800	477,396

Iron/Steel (2.8%)
Chaparral Steel Co.	8,500	610,895

Machinery (9.1%)
Briggs & Stratton Corp.	15,200	479,712
Cascade Corp.	6,200	486,328
Chart Industries, Inc. *	17,000	483,480
Wabtec Corp.	15,200	555,256
		2,004,776
Metals & Mining (1.9%)
Brush Engineered Materials, Inc. *	10,200	428,298

Miscellaneous Manufacturers (2.4%)
EnPro Industries, Inc. *	12,200	522,038

Oil & Gas (4.8%)
Basic Energy Services, Inc. *	17,800	455,146
Helmerich & Payne, Inc.	17,000	602,140
		1,057,286
Pharmaceuticals (2.5%)
Perrigo Co.	27,900	546,282

Real Estate (2.2%)
Friedman, Billings, Ramsey Group, Inc. Class A	90,800	495,768

Specialty Retail (2.2%)
Regis Corp.	12,850	491,513

Telecommunications (1.7%)
Syniverse Holdings, Inc. *	30,000	385,800

Trucking (2.2%)
Arkansas Best Corp.	12,550	489,073

TOTAL COMMON STOCKS (COST $18,104,400)		21,612,574

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
SHORT TERM INVESTMENTS (1.4%)
Federated Treasury Obligations Money Market**	4.910%		312,774	312,774

TOTAL SHORT TERM INVESTMENTS (COST $312,774)				312,774

TOTAL INVESTMENTS (99.2%) (COST $18,417,174)				21,925,348

TOTAL OTHER ASSETS LESS LIABILITIES (0.8%)				178,372

TOTAL NET ASSETS (100.0%)				$22,103,720

*	Non Income Producing Security
**	Variable Rate Security; The rate shown represents the rate at June 30, 2007.
ADR-	American Depository Receipt

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	4,627,240
Gross depreciation (excess of tax cost over value)	(1,105,094)
Net unrealized appreciation/(depreciation)	3,522,146
Cost of investments for income tax purposes	18,403,202

Schedule of Investments ( Unaudited)

CornerCap Contrarian Fund

June 30, 2007

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (91.2%)
Aerospace & Defense (3.2%)
Curtiss-Wright Corp.	1,850	$86,229
Esterline Technologies Corp. *	2,300	111,113
		197,342
Apparel (1.5%)
Weyco Group, Inc.	3,500	94,255

Auto Components (2.0%)
ArvinMeritor, Inc.	5,550	123,210

Auto Manufacturers (1.5%)
Nissan Motor Co., Ltd. (ADR)	4,300	92,192

Beverages (1.8%)
Anheuser-Busch Cos, Inc.	2,200	114,752

Biotechnology (0.9%)
Amgen, Inc. *	1,000	55,290

Building Products (2.4%)
Ameron, International Corp.	1,650	148,814

Chemicals (2.9%)
FMC Corp.	1,100	98,329
Olin Corp.	3,900	81,900
		180,229

Commercial Banks (1.8%)
Bank of America Corp.	2,304	112,643

Communications Equipment (1.4%)
Plantronics, Inc.	3,400	89,148

Computers (3.4%)
Computer Sciences Corp. *	1,750	103,512
Western Digital Corp. *	5,600	108,360
		211,872
Consumer Finance (1.2%)
Countrywide Financial Corp.	2,000	72,700

Distribution/Wholesale (1.4%)
Building Materials Holding Corp.	6,200	87,978

Diversified Financial Services (3.6%)
Bear Stearns & Co., Inc.	725	101,500
Fannie Mae	1,850	120,860
		222,360
Electronic Equipment & Instruments (2.0%)
Diebold, Inc.	2,400	125,280

Food (3.2%)
Gruma SAB de CV (ADR)	7,100	94,217
Sanderson Farms, Inc.	2,350	105,797
		200,014
Forest Products & Paper (1.7%)
International Paper Co.	2,800	109,340

Health Care Providers & Services (6.0%)
Cigna Corp.	3,075	160,576
Health Management Associates, Inc. - Class A	8,750	99,400
UnitedHealth Group, Inc.	2,200	112,508
		372,484
Hotels Restaurants & Leisure (0.7%)
Wyndham Worldwide Corp. *	1,160	42,062

Household Durables (2.2%)
Helen of Troy Ltd. *	5,130	138,510

Insurance (11.3%)
HCC Insurance Holdings, Inc.	2,800	93,548
Kingsway Financial Services, Inc.	7,050	131,059
The PMI Group, Inc.	2,200	98,274
SeaBright Insurance Holdings, Inc. *	6,200	108,376
The Travelers Companies, Inc.	2,500	133,750
Unum Group	5,450	142,300
		707,307
Machinery (7.4%)
Chart Industries, Inc. *	5,200	147,888
Crane Co.	2,400	109,080
Joy Global, Inc.	1,500	87,495
Wabtec Corp.	3,200	116,896
		461,359
Media (1.6%)
Gannett Co., Inc.	1,800	98,910

Metals & Mining (1.5%)
Alcoa, Inc.	2,350	95,246

Oil & Gas (7.1%)
Basic Energy Services, Inc. *	3,950	101,001

Helmerich & Payne, Inc.	3,350	118,657
National Oilwell Varco, Inc. *	1,000	104,240
Noble Corp.	1,200	117,024
		440,922
Pharmaceuticals (3.6%)
Pfizer, Inc.	4,100	104,837
Wyeth	2,100	120,414
		225,251
Real Estate (1.6%)
Friedman, Billings, Ramsey Group, Inc. Class A	18,300	99,918

Retailers - Other (1.7%)
Home Depot, Inc.	2,700	106,245

Semiconductors & Equipment (3.1%)
Intel Corp.	5,000	118,800
LSI Corp. *	9,800	73,598
		192,398
Telecommunications (4.1%)
Radyne Corp. *	11,800	125,906
Telefonos de Mexico, S.A. de C.V. (ADR)	3,500	132,615
		258,521
Transportation (1.6%)
TNT N.V . (ADR)	2,300	103,500

Water (1.8%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,600	114,608

TOTAL COMMON STOCKS (COST $4,886,126)		5,694,660

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CORPORATE BONDS (3.9%)
Diversified Financial Services (3.9%)
Ford Motor Credit Co.	4.500%	03/20/2009	120,000	112,606
General Motors Acceptance Corp. (GMAC)	5.250%	08/15/2009	140,000	133,927

TOTAL CORPORATE BONDS (COST $243,152)				246,533

SHORT TERM INVESTMENTS (4.8%)
Federal Treasury Obligation Money Market **	4.910%		301,229	301,229

TOTAL SHORT TERM INVESTMENTS (COST $301,229)				301,229

TOTAL INVESTMENTS (99.9%) (COST $5,430,507)				6,242,422

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)				3,519

TOTAL NET ASSETS (100.0%)				$6,245,941

*	Non Income Producing Security
**	Variable Rate Security; The rate shown represents the rate at June 30, 2007.
ADR-	American Depository Receipt

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	1,048,472
Gross depreciation (excess of tax cost over value)	(233,104)
Net unrealized appreciation/(depreciation)	815,368
Cost of investments for income tax purposes	5,427,054

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 29, 2007

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Accounting Officer

Date:	August 29, 2007

3